Note 10 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-vested, shares (in shares)	82,950	72,100	56,745
Non-vested, weighted average grant date fair value (in dollars per share)	$ 15.14	$ 15.67	$ 5.1
Granted, shares (in shares)	59,100	58,600	49,650
Granted, weighted average grant date fair value (in dollars per share)	$ 14.97	$ 13.95	$ 20.81
Vested, shares (in shares)	(53,650)	(47,750)	(34,295)
Vested, weighted average grant date fair value (in dollars per share)	$ 15.79	$ 14.48	$ 5.62
Non-vested, shares (in shares)	88,400	82,950	72,100
Non-vested, weighted average grant date fair value (in dollars per share)	$ 14.63	$ 15.14	$ 15.67